Bank Balances and Cash (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of cash and bank balances at central banks [text block] [Abstract]
Schedule of bank balances and cash
	2020	2019
	USD	USD

Bank balances and cash	47,889,935	19,830,771
Less: restricted bank balance (non-current)	(8,500,000)	-
Less: restricted bank balance (current)	(18,399,965)	-

Cash and cash equivalents	20,989,970	19,830,771